Intangible assets - Goodwill allocation to CGUs (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Intangible assets
Goodwill	$ 7,419	$ 7,393	$ 7,599
Consumer
Intangible assets
Goodwill	4,829	4,829
Business
Intangible assets
Goodwill	1,812	1,812
New Zealand
Intangible assets
Goodwill	489	463
Specialist Businesses
Intangible assets
Goodwill	289	289
Brand Names
Intangible assets
Intangible assets	670	670
Brand Names | Consumer
Intangible assets
Intangible assets	382	382
Brand Names | Business
Intangible assets
Intangible assets	286	286
Brand Names | Specialist Businesses
Intangible assets
Intangible assets	2	2
Computer software
Intangible assets
Intangible assets	2,797	2,264	1,840
Parent Entity
Intangible assets
Goodwill	6,253	6,253	6,241
Parent Entity | Consumer
Intangible assets
Goodwill	4,484	4,484
Parent Entity | Business
Intangible assets
Goodwill	1,709	1,709
Parent Entity | Specialist Businesses
Intangible assets
Goodwill	60	60
Parent Entity | Brand Names
Intangible assets
Intangible assets	636	636
Parent Entity | Brand Names | Consumer
Intangible assets
Intangible assets	350	350
Parent Entity | Brand Names | Business
Intangible assets
Intangible assets	286	286
Parent Entity | Computer software
Intangible assets
Intangible assets	$ 2,371	$ 1,992	$ 1,653